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THE TORRAY FUND
THE TORRAY FUND
Investment Objectives
The Torray Fund’s (the “Fund”) investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | THE TORRAY FUND | TORRAY FUND	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	THE TORRAY FUND TORRAY FUND
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	1.06%	[1]
[1]	Torray LLC (the “Manager”) has contractually agreed prospectively pursuant to an Operating Expense Limitation Agreement (the “Agreement”) to waive its management fee and reimburse the Fund for its current Operating Expenses so as to limit the Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average annual net assets, to 1.00% (the “Expense Cap”). For purposes of the Agreement, the term “Operating Expenses” includes the Manager’s management fee and all other expenses necessary or appropriate for the operation of the Fund, excluding any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, AFFE, trustee fees and expenses, auditor fees and expenses, legal fees and expenses, insurance costs, registration and filing fees, printing, postage and mailing expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation. The Agreement will remain in effect until April 30, 2021. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
THE TORRAY FUND | TORRAY FUND | USD ($)	108	356	624	1,390

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.05% of the average value of its portfolio.

Principal Investment Approach
The Fund views common stock ownership as an investment in a business, and therefore invests for the long term, employing a value-oriented approach to security selection.  The Fund invests principally in common stock of large-capitalization companies that generally have demonstrated records of profitability, conservative financial structures, and shareholder-oriented management.   The Fund seeks to invest in such companies when it believes that valuations are modest relative to earnings, cash flow or asset values.  Large capitalization companies are those with market capitalizations of $8 billion or more.   Investments are held as long as the issuers’ fundamentals remain intact, and the Fund believes issuers’ shares are reasonably valued.

Ordinarily, 90% or more of the Fund’s assets will be invested in common stocks to the extent the Fund can identify common stocks which satisfy its selection criteria, with the balance held in U.S. Treasury securities or other cash equivalents.  Although the number of holdings may vary, the Fund usually holds between 25 and 40 stocks, with positions in individual issuers generally ranging between 2% and 4% of the Fund’s assets.   Generally, positions in individual issuers will not exceed 5% of Fund assets.  The Fund will not invest in excess of 25% of its assets in any one industry and generally does not invest greater than 25% of its assets in any specific group of industries.

Principal Risks of Investing in the Fund
General Risk. All investments are subject to risks, and an investment in the Fund is no exception.  Accordingly, you may lose money by investing in the Fund and investors face the risk that the Manager’s business analyses prove faulty.

Market Risk.  The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods, sometimes rapidly and unpredictably.  Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war and terrorist activities, and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments.

Value-Style Investment Risk. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Sector Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.

No Guarantee.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Below is a bar chart and performance table that provides some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis and compares the Fund’s performance against the performance of an unmanaged market index. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future.  Updated performance information may be obtained on the Fund’s website (https://funds.torray.com/fund-performance/).

Annual Total Returns (%) as of 12/31

Returns (%)	10.90	6.01	8.38	32.84	12.04	-1.36	14.29	12.07	-10.60	19.89

During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 12.51% in the first quarter of 2013, and the lowest return for a calendar quarter was -12.04% in the third quarter of 2011.

Average Annual Total Returns (For the periods ended December 31, 2019 )
Average Annual Total Returns - THE TORRAY FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)	[1]	S&P 500 Stock Index*(reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%	10.44%	Dec. 31, 1990
Russell 1000 Value® Index (reflects no deduction for fees, expenses, or taxes)	[1]	Russell 1000 Value Index*(reflects no deduction for fees, expenses, or taxes)	26.54%	8.29%	11.80%	10.48%	Dec. 31, 1990
TORRAY FUND		Return Before Taxes	19.89%	6.25%	9.89%	9.69%	Dec. 31, 1990
TORRAY FUND | After Taxes on Distributions		Return After Taxes on Distributions	19.12%	5.01%	9.14%	8.82%
TORRAY FUND | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	12.29%	4.74%	8.07%	8.35%
[1]	The S&P 500 Stock Index measures the performance of 500 large-capitalization U.S. companies. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower excepted and historical growth rates. These indexes are unmanaged and do not reflect the fees and expenses typically incurred by mutual funds. Results include reinvested dividends.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.